Federated Hermes Government Income Fund
Portfolio of Investments
April 30, 2022 (unaudited)
Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—96.6%
		Federal Home Loan Mortgage Corporation—23.5%
$ 2,648,808		1.500%, 11/1/2050	$ 2,241,406
3,365,614		2.000%, 6/1/2050	2,989,585
3,613,772		2.000%, 4/1/2051	3,202,112
5,633,623		2.000%, 5/1/2051	4,991,873
5,147,710		2.000%, 10/1/2051	4,553,269
2,490,603		2.500%, 9/1/2051	2,279,017
2,473,167		2.500%, 2/1/2052	2,261,322
7,356,069		3.000%, 1/1/2046	7,101,695
269,761		3.000%, 10/1/2050	255,709
7,064		3.500%, 4/1/2050	6,877
132,958		3.500%, 4/1/2050	130,501
3,414,208		4.000%, 4/1/2049	3,449,069
78,746		4.000%, 6/1/2049	78,984
38,140		4.000%, 4/1/2050	38,186
78,109		4.500%, 3/1/2024	79,229
195,402		4.500%, 11/1/2039	202,845
253,822		4.500%, 5/1/2040	263,601
410,364		4.500%, 6/1/2040	426,352
79,817		4.500%, 9/1/2040	82,895
28,926		5.000%, 8/1/2023	29,291
404,426		5.500%, 5/1/2034	428,907
17,247		5.500%, 12/1/2035	18,383
33,923		5.500%, 3/1/2036	36,316
166,624		5.500%, 1/1/2038	178,379
74,884		5.500%, 3/1/2038	80,283
59,503		5.500%, 11/1/2038	63,930
54,520		5.500%, 1/1/2039	58,454
59,898		6.000%, 3/1/2038	65,556
14,744		6.500%, 9/1/2029	15,693
26,953		7.000%, 2/1/2031	29,864
26,666		7.000%, 10/1/2031	28,678
20,683		7.000%, 1/1/2032	23,050
29,574		7.000%, 3/1/2032	32,308
48,479		7.500%, 6/1/2027	51,960
3,923		7.500%, 1/1/2031	4,317
41,235		7.500%, 2/1/2031	45,575
		TOTAL	35,825,471
		Federal National Mortgage Association—44.0%
11,032,449		2.000%, 9/1/2050	9,803,276
4,915,662		2.000%, 11/1/2050	4,363,379
5,461,001		2.500%, 10/1/2050	5,017,547
2,431,465		2.500%, 1/1/2052	2,222,434
2,472,316		2.500%, 2/1/2052	2,258,807
1,188,021		3.000%, 6/1/2027	1,182,190
712,815		3.000%, 7/1/2027	709,317

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 2,485		3.000%, 8/1/2045	$ 2,394
8,529,165		3.000%, 10/1/2046	8,178,252
3,416,779		3.000%, 9/1/2047	3,277,272
14,496		3.000%, 3/1/2050	13,861
3,126,729		3.500%, 12/1/2041	3,120,566
1,571,394		3.500%, 9/1/2042	1,562,628
542		3.500%, 9/1/2042	542
5,469		3.500%, 12/1/2042	5,464
3,587,261		3.500%, 5/1/2049	3,517,083
3,169,542		3.500%, 9/1/2049	3,126,107
2,943,824		3.500%, 12/1/2049	2,882,553
8,094		3.500%, 12/1/2049	7,902
44,200		4.000%, 12/1/2031	45,165
1,153,668		4.000%, 12/1/2041	1,171,503
4,503,420		4.000%, 12/1/2041	4,572,156
43,996		4.000%, 6/1/2042	44,861
2,645,604		4.000%, 12/1/2042	2,684,192
1,281,534		4.500%, 9/1/2041	1,340,314
473,893		4.500%, 10/1/2041	495,629
1,038,793		4.500%, 11/1/2041	1,086,438
146,720		4.500%, 11/1/2041	153,450
1,554,886		4.500%, 8/1/2049	1,613,813
35,284		5.000%, 10/1/2023	35,833
24,794		5.000%, 4/1/2024	25,249
488,826		5.000%, 1/1/2040	516,795
198,457		5.500%, 12/1/2035	211,263
406,942		6.000%, 2/1/2033	439,119
19,637		6.000%, 5/1/2036	21,483
73,388		6.000%, 7/1/2036	80,534
208,672		6.000%, 1/1/2037	228,857
14,954		6.000%, 9/1/2037	16,337
27,608		6.000%, 9/1/2037	30,199
63,518		6.000%, 6/1/2038	69,591
53,619		6.000%, 8/1/2038	58,774
36,614		6.000%, 10/1/2038	40,096
541		6.500%, 12/1/2027	572
2,518		6.500%, 6/1/2029	2,712
7,366		6.500%, 7/1/2029	7,930
4,968		6.500%, 8/1/2029	5,336
1,222		6.500%, 8/1/2029	1,313
112,590		6.500%, 5/1/2032	122,534
20,162		6.500%, 12/1/2035	22,391
242,495		6.500%, 8/1/2037	270,959
61,649		6.500%, 9/1/2037	69,125
780		7.000%, 7/1/2029	846
192		7.000%, 9/1/2029	192
43,055		7.000%, 11/1/2031	47,941
41,023		7.000%, 12/1/2031	45,671
11,378		7.000%, 12/1/2031	12,668
10,557		7.000%, 12/1/2031	11,681

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 4,823		7.000%, 1/1/2032	$ 5,339
29,741		7.000%, 2/1/2032	33,206
15,089		7.500%, 7/1/2028	16,416
21,915		7.500%, 8/1/2031	24,338
43,415		8.000%, 2/1/2026	46,516
		TOTAL	66,980,911
		Government National Mortgage Association—12.6%
13,764,456		2.500%, 6/20/2051	12,761,251
3,975,116		3.000%, 9/20/2050	3,804,178
126,029		5.500%, 4/15/2034	132,464
260,502		5.500%, 6/15/2034	273,985
41,329		6.000%, 1/15/2032	44,267
78,515		6.000%, 5/15/2036	85,244
4,319		6.500%, 5/15/2027	4,548
3,770		6.500%, 1/15/2029	4,029
10,059		6.500%, 1/15/2029	10,711
4,708		6.500%, 1/20/2029	4,991
2,836		6.500%, 2/15/2029	2,952
1,577		6.500%, 3/20/2029	1,675
2,386		6.500%, 5/20/2029	2,538
6,074		6.500%, 7/20/2029	6,467
2,836		6.500%, 8/20/2029	3,021
1,345		6.500%, 10/20/2029	1,428
3,026		6.500%, 11/20/2029	3,230
1,308		6.500%, 10/20/2030	1,395
3,221		6.500%, 4/20/2031	3,460
1,841		6.500%, 5/20/2031	1,978
9,468		6.500%, 6/20/2031	10,173
2,309		6.500%, 7/15/2031	2,493
682		6.500%, 7/15/2031	738
2,713		6.500%, 7/20/2031	2,918
2,881		6.500%, 10/20/2031	3,100
2,471		6.500%, 11/20/2031	2,659
7,347		6.500%, 1/20/2032	7,905
101,362		6.500%, 10/20/2038	111,592
10,087		7.000%, 6/15/2026	10,618
3,124		7.000%, 6/15/2026	3,284
3,254		7.000%, 12/15/2026	3,423
4,363		7.000%, 6/15/2027	4,593
765		7.000%, 10/15/2027	810
2,486		7.000%, 11/15/2027	2,619
2,757		7.000%, 2/15/2028	2,927
7,654		7.000%, 4/15/2028	8,128
1,936		7.000%, 6/15/2028	2,064
12,313		7.000%, 6/15/2028	13,127
6,798		7.000%, 7/15/2028	7,208
10,658		7.000%, 7/15/2028	11,326
37,767		7.000%, 8/15/2028	40,408
3,695		7.000%, 8/15/2028	3,927
730		7.000%, 9/15/2028	774

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 3,029		7.000%, 9/15/2028	$ 3,225
3,331		7.000%, 10/15/2028	3,559
12,948		7.000%, 10/15/2028	13,769
42,394		7.000%, 11/15/2028	45,460
7,725		7.000%, 12/15/2028	8,226
11,408		7.000%, 12/15/2028	12,246
25,555		7.000%, 12/15/2028	27,030
11,784		7.000%, 12/15/2028	12,554
3,174		7.000%, 1/15/2029	3,401
2,210		7.000%, 1/15/2029	2,373
3,900		7.000%, 1/15/2029	4,144
1,681		7.000%, 1/15/2029	1,743
1,973		7.000%, 1/15/2029	2,110
2,693		7.000%, 1/15/2029	2,840
496		7.000%, 1/15/2029	502
9,173		7.000%, 1/15/2029	9,847
11,285		7.000%, 1/15/2029	12,128
25,810		7.000%, 1/15/2029	27,721
865		7.000%, 2/15/2029	921
2,363		7.000%, 2/15/2029	2,536
5,518		7.000%, 2/15/2029	5,918
1,819		7.000%, 2/15/2029	1,947
8,408		7.000%, 2/15/2029	9,011
176		7.000%, 2/15/2029	187
47		7.000%, 2/15/2029	50
1,017		7.000%, 3/15/2029	1,083
6,017		7.000%, 3/15/2029	6,390
1,863		7.000%, 3/15/2029	2,000
511		7.000%, 3/15/2029	549
882		7.000%, 3/15/2029	948
892		7.000%, 3/15/2029	957
1,336		7.000%, 3/15/2029	1,431
38,006		7.000%, 4/15/2029	40,777
2,083		7.000%, 4/15/2029	2,235
940		7.000%, 4/15/2029	1,008
4,115		7.000%, 4/15/2029	4,420
6,925		7.000%, 4/15/2029	7,354
3,890		7.000%, 4/15/2029	4,052
187		7.000%, 4/15/2029	200
2,336		7.000%, 5/15/2029	2,502
268		7.000%, 5/15/2029	285
373		7.000%, 5/15/2029	379
2,374		7.000%, 5/15/2029	2,546
5,045		7.000%, 6/15/2029	5,421
2,315		7.000%, 6/15/2029	2,493
3,036		7.000%, 6/15/2029	3,248
252		7.000%, 6/15/2029	272
600		7.000%, 6/15/2029	646
7,418		7.000%, 6/15/2029	7,963
658		7.000%, 6/15/2029	705

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 5,058		7.000%, 7/15/2029	$ 5,421
1,337		7.000%, 7/15/2029	1,405
7,344		7.000%, 7/15/2029	7,900
43,480		7.000%, 7/15/2029	46,820
8,597		7.000%, 7/15/2029	9,262
885		7.000%, 7/15/2029	944
1,733		7.000%, 7/15/2029	1,868
4,780		7.000%, 7/15/2029	5,150
1,542		7.000%, 7/15/2029	1,641
5,814		7.000%, 7/15/2029	6,245
809		7.000%, 8/15/2029	870
1,794		7.000%, 8/15/2029	1,924
1,270		7.000%, 8/15/2029	1,369
6,425		7.000%, 8/15/2029	6,886
1,728		7.000%, 9/15/2029	1,856
9,872		7.000%, 9/15/2029	10,556
5,094		7.000%, 9/15/2029	5,496
3,920		7.000%, 9/15/2029	4,223
6,011		7.000%, 9/15/2029	6,473
15,271		7.000%, 12/15/2029	16,384
2,854		7.000%, 12/15/2029	3,062
2,890		7.000%, 1/15/2030	3,122
16,875		7.000%, 1/15/2030	18,240
14,901		7.000%, 2/15/2030	15,817
3,748		7.000%, 2/15/2030	4,049
8,346		7.000%, 2/15/2030	9,025
22,492		7.000%, 2/15/2030	24,322
43,276		7.000%, 3/15/2030	46,600
17,689		7.000%, 3/15/2030	19,009
2,869		7.000%, 4/15/2030	3,104
14,293		7.000%, 6/15/2030	15,483
2,216		7.000%, 6/15/2030	2,397
21,092		7.000%, 8/15/2030	22,848
6,028		7.000%, 8/15/2030	6,474
4,374		7.000%, 9/15/2030	4,525
12,258		7.000%, 10/15/2030	13,256
2,195		7.000%, 10/15/2030	2,264
3,200		7.000%, 11/15/2030	3,474
8,014		7.000%, 2/15/2031	8,701
94,882		7.000%, 2/15/2031	102,870
3,469		7.000%, 3/15/2031	3,756
8,682		7.000%, 3/15/2031	9,380
866		7.000%, 7/15/2031	935
338		7.000%, 9/15/2031	364
18,974		7.000%, 10/15/2031	20,658
8,448		7.000%, 11/15/2031	9,197
7,275		7.000%, 1/15/2032	7,797
2,549		7.000%, 4/15/2032	2,713
11,057		7.000%, 5/15/2032	12,049
402		7.000%, 11/15/2032	421

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 516		7.000%, 1/15/2033	$ 564
118,369		7.500%, 11/15/2027	126,577
88,064		7.500%, 11/15/2027	94,243
409		7.500%, 4/15/2029	440
3,523		7.500%, 7/15/2029	3,739
317		7.500%, 7/15/2029	342
863		7.500%, 8/15/2029	930
370		7.500%, 8/15/2029	400
23,073		7.500%, 8/15/2029	24,853
20,345		7.500%, 8/15/2029	22,069
7,921		7.500%, 8/15/2029	8,622
30,677		7.500%, 8/15/2029	33,410
15,059		7.500%, 8/20/2029	16,291
3,837		7.500%, 9/15/2029	4,154
26,349		7.500%, 9/15/2029	28,529
7,846		7.500%, 10/15/2029	8,385
13,579		7.500%, 10/15/2029	14,712
2,752		7.500%, 10/15/2029	2,999
3,782		7.500%, 12/15/2029	4,100
6,173		7.500%, 1/15/2030	6,696
9,477		7.500%, 3/20/2030	10,287
11,302		7.500%, 8/15/2030	12,253
10,763		7.500%, 10/15/2030	11,802
34,396		7.500%, 10/15/2030	36,101
8,196		7.500%, 10/15/2030	8,916
5,771		7.500%, 11/20/2030	6,285
6,521		7.500%, 1/15/2031	7,162
5,313		7.500%, 2/15/2031	5,828
16,360		7.500%, 4/20/2031	17,902
23,839		7.500%, 7/15/2031	26,261
1,365		7.500%, 9/15/2031	1,490
14,505		7.500%, 10/15/2031	15,963
3,203		7.500%, 11/15/2031	3,519
8,010		7.500%, 12/15/2031	8,475
6,865		7.500%, 3/15/2032	7,519
5,935		7.500%, 5/15/2032	6,557
291		8.000%, 11/15/2023	298
18,971		8.000%, 11/15/2027	20,316
16,795		8.000%, 8/15/2029	18,387
59,961		8.000%, 11/15/2029	65,719
25,492		8.000%, 12/15/2029	27,955
2,292		8.000%, 1/15/2030	2,510
11,806		8.000%, 1/15/2030	12,961
11		8.000%, 3/15/2030	11
10,601		8.000%, 4/15/2030	11,663
369		8.000%, 4/15/2030	406
5,566		8.000%, 4/15/2030	6,104
590		8.000%, 4/15/2030	641
4,815		8.000%, 4/15/2030	5,253
2,723		8.000%, 4/15/2030	2,986

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 1,778		8.000%, 5/15/2030	$ 1,957
1,111		8.000%, 5/15/2030	1,214
212		8.000%, 5/15/2030	229
1,049		8.000%, 5/15/2030	1,151
2,776		8.000%, 5/15/2030	3,052
6,911		8.000%, 5/15/2030	7,539
3,285		8.000%, 6/15/2030	3,505
832		8.000%, 6/15/2030	915
842		8.000%, 6/15/2030	924
3,798		8.000%, 6/15/2030	4,136
7,603		8.000%, 6/15/2030	8,305
27,517		8.000%, 6/15/2030	30,303
38,634		8.000%, 7/15/2030	42,459
2,163		8.000%, 7/15/2030	2,374
3,560		8.000%, 7/15/2030	3,921
17,977		8.500%, 6/15/2030	19,750
		TOTAL	19,157,862
	[2]	Uniform Mortgage-Backed Securities, TBA—16.5%
5,500,000		1.500%, 5/1/2052	4,636,025
14,000,000		2.000%, 5/1/2052	12,345,925
9,000,000		2.500%, 5/1/2052	8,211,092
		TOTAL	25,193,042
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $157,177,256)	147,157,286
		INVESTMENT COMPANY—1.2%
1,914,565		Federated Hermes Government Obligations Fund, Premier Shares, 0.26%[3] (IDENTIFIED COST $1,914,565)	1,914,565
		TOTAL INVESTMENT IN SECURITIES—97.8% (IDENTIFIED COST $159,091,821)	149,071,851
		OTHER ASSETS AND LIABILITIES - NET—2.2%[4]	3,284,904
		TOTAL NET ASSETS—100%	$152,356,755
At April 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[5]United States Treasury Long Bond Long Futures	36	$5,064,750	June 2022	$(502,364)
[5]United States Treasury Ultra Bond Long Futures	2	$320,875	June 2022	$(47,552)
Short Futures:
[5]United States Treasury Notes 5-Year Short Futures	100	$11,267,188	June 2022	$18,424
[5]United States Treasury Notes 10-Year Short Futures	98	$11,677,312	June 2022	$371,882
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(159,610)
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,383,156 and $8,653,320, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 1/31/2022	$33,813,456
Purchases at Cost	$12,120,581
Proceeds from Sales	$(44,019,472)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 4/30/2022	$1,914,565
Shares Held as of 4/30/2022	1,914,565
Dividend Income	$1,562

1
Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government
National Mortgage Association securities approximates one to ten years.

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions as of April 30, 2022.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$46,600	$147,110,686	$—	$147,157,286
Investment Company	1,914,565	—	—	1,914,565
TOTAL SECURITIES	$1,961,165	$147,110,686	$—	$149,071,851
Other Financial Instruments:[1]
Assets	$390,306	$—	$—	$390,306
Liabilities	(549,916)	—	—	(549,916)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(159,610)	$—	$—	$(159,610)

1	Other financial instruments are futures contracts.